Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2019
Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2019	28	9	17	21
2018	21	5	12	7
2017	28	4	16	7

Integrated Gas, Renewables and Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2019	83	10	20	64
2018	20	3	10	10
2017	13	3	6	4

Financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

					Net balance	Net balance
As of December 31, 2019	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	152	(244)	(73)	73	79	(171)	—	(92)	(92)
Forwards (a)	300	(297)	(3)	3	297	(294)	—	3	3
Options	73	(106)	—	—	73	(106)	—	(33)	(33)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	—	(160)	—	—	—	(160)	—	(160)	(160)
Other / Collateral	—	—	—	—	—	—	147	147	147
Total crude oil, petroleum products and freight rates	525	(807)	(76)	76	449	(731)	147	(135)	(135)
Integrated Gas, Renewables & Power activities	—	—	—	—	—	—	—	—	—
Swaps	469	9	39	(39)	508	(30)	—	478	478
Forwards (a)	4,080	(4,831)	(296)	296	3,784	(4,535)	—	(751)	(751)
Options	76	(37)	(28)	28	48	(9)	—	39	39
Futures	17	(43)	(15)	15	2	(28)	—	(26)	(26)
Other / Collateral	—	—	—	—	—	—	(772)	(772)	(772)
Total Integrated Gas, Renewables & Power	4,642	(4,902)	(300)	300	4,342	(4,602)	(772)	(1,032)	(1,032)
Total	5,167	(5,709)	(376)	376	4,791	(5,333)	(625)	(1,167)	(1,167)
Total of fair value non recognized in the balance sheet

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2018	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	389	(272)	(140)	140	249	(132)	—	117	117
Forwards (a)	243	(373)	(59)	59	184	(314)	—	(130)	(130)
Options	243	(363)	(156)	156	87	(207)	—	(120)	(120)
Futures	10	—	—	—	10	—	—	10	10
Options on futures	529	(689)	(529)	529	—	(160)	—	(160)	(160)
Other / Collateral	—	—	—	—	—	—	(118)	(118)	(118)
Total crude oil, petroleum products and freight rates	1,414	(1,697)	(884)	884	530	(813)	(118)	(401)	(401)
Integrated Gas, Renewables & Power activities	—	—	—	—	—	—	—	—	—
Swaps	18	(624)	(6)	6	12	(618)	—	(606)	(606)
Forwards (a)	2,492	(2,285)	(316)	316	2,176	(1,969)	—	207	207
Options	3	(20)	(18)	18	(15)	(2)	—	(17)	(17)
Futures	126	(125)	(98)	98	28	(27)	—	1	1
Other / Collateral	—	—	—	—	—	—	445	445	445
Total Integrated Gas, Renewables & Power	2,639	(3,054)	(438)	438	2,201	(2,616)	445	30	30
Total	4,053	(4,751)	(1,322)	1,322	2,731	(3,429)	327	(371)	(371)
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2017	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	244	(333)	(102)	102	142	(231)	—	(89)	(89)
Forwards (a)	109	(113)	(12)	12	97	(101)	—	(4)	(4)
Options	82	(163)	(52)	52	30	(111)	—	(81)	(81)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	202	(251)	(155)	155	47	(96)	—	(49)	(49)
Other / Collateral	—	—	—	—	—	—	63	63	63
Total crude oil, petroleum products and freight rates	637	(860)	(321)	321	316	(539)	63	(160)	(160)
Integrated Gas, Renewables & Power activities	—	—	—	—	—	—	—	—	—
Swaps	76	(7)	(3)	3	73	(4)	—	69	69
Forwards (a)	1,717	(1,345)	(92)	92	1,625	(1,253)	—	372	372
Options	6	(30)	(33)	33	(27)	3	—	(24)	(24)
Futures	—	(1)	—	—	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(86)	(86)	(86)
Total Integrated Gas, Renewables & Power	1,799	(1,383)	(128)	128	1,671	(1,255)	(86)	330	330
Total	2,436	(2,243)	(449)	449	1,987	(1,794)	(23)	170	170
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Crude oil, petroleum products and freight rates activities
2019	(283)	4,189	(4,188)	—	(282)
2018	(223)	2,689	(2,749)	—	(283)
2017	130	2,693	(3,047)	—	(223)

Integrated Gas, Renewables & Power activities
2019	(415)	1,588	(686)	(747)	(260)
2018	416	1,220	(2,057)	6	(415)
2017	218	717	(554)	35	416

In 2019, the Other column mainly includes the acquisition of Toshiba's LNG portfolio, for which financial instruments related to commodity contracts have been recognized for the amount of treasury received.

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2019	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(182)	(172)	72	(282)
Integrated Gas, Renewables & Power activities	392	2,054	(2,706)	(260)
Total	210	1,882	(2,634)	(542)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2018	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(303)	20	—	(283)
Integrated Gas, Renewables & Power activities	424	(638)	(201)	(415)
Total	121	(618)	(201)	(698)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2017	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(49)	(173)	—	(223)
Integrated Gas, Renewables & Power activities	288	128	—	416
Total	239	(45)	—	193

Schedule of impact of the hedging strategies

As of December 31
(M$)	2019	2018	2017
Profit (Loss) recorded in equity during the period	(14)	3	71
Recycled amount from equity to the income statement during the period	—	(3)	(6)